Supplement dated May 1, 2025 to the Loomis Sayles Funds Prospectus and Statement of
Additional Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Fixed Income Fund	Loomis Sayles Small Cap Growth Fund

Loomis Sayles Global Bond Fund	Loomis Sayles Small Cap Value Fund

Loomis Sayles Inflation Protected Securities Fund	Loomis Sayles Small/Mid Cap Growth Fund

Loomis Sayles Institutional High Income Fund
Effective immediately, the following disclosure under the sub‑section “more information about investment strategies” in the section “Portfolio Holdings” within the Fund’s Prospectus is hereby amended and restated as follows:
A description of the Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the Funds’ SAI.
A “snapshot” of each Fund’s investments may be found in each Fund’s filing on Form N‑CSR. In addition, a list of the Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, (60 calendar days for Loomis Sayles Small Cap Value Fund) is available on the Fund’s website at www.loomissayles.com (click on the drop-down menu titled “Retail” then “Holdings”, then “View Holdings”). These holdings will remain accessible on the website at least until the Fund files its Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of the Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Fund’s website at www.loomissayles.com (click on the drop-down menu titled “Retail”, then “Holdings”, then “View Holdings” (click fund name)).
Effective immediately, the following information in the section “Portfolio Holdings Information” within the Funds’ SAI is hereby amended and restated as follows:
Each Trust’s Board has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at www.loomissayles.com. Generally, full portfolio holdings information will not be disclosed until it is aged for at least 30 calendar days (60 calendar days for Loomis Sayles Small Cap Value Fund). However, an officer of the Funds, after consultation with a Fund’s Adviser, can approve a shorter or longer period if such officer determines that the different period is in the best interests of the Fund’s shareholders. Notwithstanding the above, the top ten holdings of a Fund as of any month‑end may be posted to a Fund’s website prior to the approved aging period if the Adviser of the Fund has consented to the posting in advance. A list of the Funds’ top 10 holdings will generally be posted on a monthly basis within 7 business days after month‑end. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

Other Permitted Disclosure. There are circumstances where disclosure of portfolio holdings to third parties is necessary in connection with services provided to the Funds or is otherwise in the best interests of the Funds. An officer of the Funds may permit such disclosure, but only if: (i) the recipient of the information has entered into a written confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds’ principal underwriter relating to such information, including a duty not to trade on the non‑public information (or the recipient is otherwise subject to duties of confidentiality and not to trade); (ii) there is a legitimate business purpose for releasing the holdings disclosure; and (iii) the release of the holdings disclosure is necessary in connection with services provided to the Funds or is otherwise in the best interest of the Fund’s shareholders. In addition, portfolio holdings information may be disclosed to an affiliate of a Fund’s investment adviser if such affiliate requires the information for regulatory, oversight or other legitimate business purposes. Such release will be made in accordance with (i) through (iii) above.
As of the date of this Statement, the only entities that receive information pursuant to this exception are:

Entity	Fund(s)	Type	Frequency	Purpose
Bloomberg	All Funds	Full portfolio holdings	Daily	Attribution analysis and portfolio analytics

Broadridge Financial Solutions, Inc.	All Funds	Full portfolio holdings	As needed	Proxy voting recordkeeping services

CAPIS	Certain Funds	Transactions	Daily	Trade cost analysis

Confluence Technologies, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N‑PORT filings and production of shareholder reports

Donnelley Financial Solutions	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Certain functions related to the production of the Funds’ semi-annual financial statements, quarterly Form N‑PORT filings and other related items

Ernst & Young LLP	All Funds	Foreign equity holdings	Annually, or more frequently as needed	Performing certain functions related to the production of the Funds’ Federal income and excise tax returns

FactSet	All Funds	Full portfolio holdings	Daily	Performing attribution analysis and portfolio analytics

Global Trading Analytics	Certain Funds	Transactions	Quarterly	Trade cost analysis

Gresham Technologies plc	All Funds	Full portfolio holdings	Daily	Certain electronic reconciliations of portfolio holdings of the Funds

ICE Data Services	All Funds	Full portfolio holdings	Daily	Performing functions related to the liquidity classification of investments, and facilitating reporting to Natixis as disclosed previously in this section

Institutional Shareholder Services, Inc. (ISS)	Certain Funds	Full portfolio holdings	As needed	Proxy voting administration and research

KPMG LLP	All Funds	Full portfolio holdings	Annually, or more frequently as needed	Performing certain duties related to tax compliance services

KPMG Global Services Private Limited	All Funds	Full portfolio holdings	Annually, or more frequently as needed	Performing certain duties related to tax compliance services

Lipper	All Funds	Full portfolio holdings	Monthly	Industry wide services

Loomis Sayles	All Funds	Full portfolio holdings	Daily	Fund Advisor

Natixis Advisors, LLC	All Funds	Full portfolio holdings	Daily	Fund Advisor and/or Administrator

NIM-os, LLC	All Funds	Full portfolio holdings	Daily	Hosting of Portfolio Accounting and Trade Order Management and Compliance Systems, Corporate Actions, Trade Settlements, Pricing, Reconciliations

NIM-os EU	All Funds	Full portfolio holdings	Daily	Risk Analysis

OnCorps, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N‑PORT filings and production of shareholder reports

PricewaterhouseCoopers, LLP	All Funds	Full portfolio holdings	Annually, or more frequently as needed	Funds’ independent public accountant

Qontigo	Certain Funds	Full portfolio holdings	Daily	Compliance testing related to the Funds’ use of derivatives

Robert W. Baird & Co.	Certain Funds	Full portfolio holdings	Monthly, or more frequently as needed	Provides technical analysis on portfolio securities

Ropes & Gray LLP	All Funds	Full portfolio holdings	As needed	Funds’ outside counsel

Stradley Ronan Stevens & Young, LLP	All Funds	Full portfolio holdings	As needed	Counsel to the independent Trustees

State Street Bank & Trust Co.	All Funds	Full portfolio holdings	Daily	Funds’ custodian, fund accounting agent, and sub‑administrator

Virtu Americas LLC	Certain Funds	Full portfolio holdings	Daily	Trade cost analysis

William O’Neil + Co.	Certain Funds	Full portfolio holdings	Monthly, or more frequently as needed	Provides software to analyze new and existing portfolio securities via technical and fundamental analysis.
These entities may in turn disclose portfolio holdings information to their affiliates and third parties. Although each Trust may enter into written confidentiality agreements, in other circumstances, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Board exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from each Fund’s chief compliance officer regarding any material issues concerning the Funds’ disclosure of portfolio holdings as well as periodic reports on the persons receiving portfolio holdings information as described above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.
Other registered investment companies that are advised by the Adviser may be subject to different portfolio holdings disclosure policies, and neither the Adviser nor the Board of each Trust exercises control over such policies or disclosure. In addition, separate account clients of the Adviser have access to their portfolio holdings and are not subject to each Fund’s portfolio holdings disclosure policies. Some of the funds that are advised by the Adviser and some of the separate accounts managed by the Adviser may have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings as certain Funds. As a result, it is possible that other market participants may be able to use such information for their own benefit, which could negatively impact the Funds’ execution of purchase and sale transactions and, as a result, Fund performance.
In addition, any disclosures of portfolio holdings information by a Fund or an Adviser must be consistent with the anti-fraud provisions of the federal securities laws, a Fund’s and the Adviser’s fiduciary duty to shareholders, and a Fund’s code of ethics. Each Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, an Adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by an Adviser and/or by any affiliated person of the Adviser, but shall not include the provision of “seed capital” by an Adviser or its affiliate.

Supplement dated May 1, 2025 to the Natixis Funds Prospectus and Statement of Additional
Information (“SAI”), each dated February 1, 2025, as may be revised or supplemented from time to time, for the following funds:

Loomis Sayles Core Plus Bond Fund	Loomis Sayles Intermediate Duration Bond Fund

Loomis Sayles Global Allocation Fund	Loomis Sayles Limited Term Government and Agency Fund

Loomis Sayles Growth Fund
Effective immediately, the following disclosure within “Portfolio Holdings” of “More About Goals and Strategies” sub‑section within the “Investment Goals, Strategies and Risks” section within the Fund’s Prospectus is hereby amended and restated as follows:
A description of each Funds’ policies and procedures with respect to the disclosure of each Fund’s portfolio securities is available in the section “Portfolio Holdings Information” in the SAI.
A “snapshot” of each Fund’s investments may be found in its filing on Form N‑CSR. In addition, a list of each Fund’s full portfolio holdings, which is updated monthly after an aging period of at least 30 calendar days, is available on the Funds’ website at www.im.natixis.com/us/fund-documents (in the “Holdings” column, select “Full portfolio holdings” for the relevant Fund). These holdings will remain accessible on the website at least until each Fund files its respective Form N‑CSR or Form N‑PORT with the SEC for the period that includes the date of the information. In addition, a list of each Fund’s top 10 holdings as of the month‑end is generally available within 7 business days after the month‑end on the Funds’ website at www.im.natixis.com/us/fund-documents (click Fund name and navigate to “Top Ten Holdings” section on the web page).
Effective immediately, the following information in the section “Portfolio Holdings Information” within the Funds’ SAI is hereby amended and restated as follows:
Each Trust’s Board has adopted policies to limit the disclosure of confidential portfolio holdings information and to ensure equal access to such information, except in certain circumstances as approved by the Board. These policies are summarized below. Generally, portfolio holdings information will not be disclosed until it is first posted on the Funds’ website at im.natixis.com. Generally, full portfolio holdings information will not be disclosed until it is aged for at least 30 calendar days. However, an officer of the Funds, after consultation with a Fund’s Adviser can approve a shorter or longer period if such officer determines that the different period is in the best interests of the Fund’s shareholders. Notwithstanding the above, the top ten holdings of a Fund as of any month‑end may be posted to a Fund’s website prior to the approved aging period if the Adviser of the Fund has consented to the posting in advance. A list of the Funds’ top 10 holdings will generally be posted on a monthly basis within 7 business days after month‑end. Any holdings information that is released must clearly indicate the date of the information, and must state that due to active management, the Funds may or may not still invest in the securities listed. Portfolio characteristics, such as industry/sector breakdown, current yield, quality breakdown, duration, average price-earnings ratio and other similar information may be provided on a current basis. However, portfolio characteristics do not include references to specific portfolio holdings.

Other Permitted Disclosure. There are circumstances where disclosure of portfolio holdings to third parties is necessary in connection with services provided to the Funds or is otherwise in the best interests of the Funds. An officer of the Funds may permit such disclosure, but only if: (i) the recipient of the information has entered into a written confidentiality agreement with the Funds, their principal underwriter or an affiliate of the Funds’ principal underwriter relating to such information, including a duty not to trade on the non‑public information (or the recipient is otherwise subject to duties of confidentiality and not to trade); (ii) there is a legitimate business purpose for releasing the holdings disclosure; and (iii) the release of the holdings disclosure is necessary in connection with services provided to the Funds or is otherwise in the best interest of the Fund’s shareholders. In addition, portfolio holdings information may be disclosed to an affiliate of a Fund’s investment adviser if such affiliate requires the information for regulatory, oversight or other legitimate business purposes. Such release will be made in accordance with (i) through (iii) above.
As of the date of this Statement, the only entities that receive information pursuant to this exception are:

Entity	Fund(s)	Type	Frequency	Purpose
Barra Portfolio Manager	Certain Funds	Full portfolio holdings	Daily	Performing certain functions related to the research, reporting, strategy development, portfolio construction and performance and risk attribution

Bloomberg	All Funds	Full portfolio holdings	Daily	Attribution analysis and portfolio analytics

Broadridge Financial Solutions, Inc.	All Funds	Full portfolio holdings	As needed	Proxy voting recordkeeping services

CAPIS	Certain Funds	Transactions	Daily	Trade cost analysis

Confluence Technologies, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N‑PORT filings and production of shareholder reports

Deloitte Haskins & Sells LLP	Certain Funds	Holdings in India- based issuers	Quarterly	Performing certain duties for compliance with the India Income‑Tax Act

Dinkum Management Consultants Co., Ltd.	Certain Funds	Holdings in Taiwan-based issuers	Annually	Performing certain duties for compliance with Taiwan’s tax laws

Donnelley Financial Solutions	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Certain functions related to the production of the Funds’ financial statements, quarterly Form N‑PORT filings and other related items

Ernst & Young LLP	All Funds	Foreign equity holdings	Annually, or more frequently as needed	Performing certain functions related to the production of the Funds’ Federal income and excise tax returns

FactSet	All Funds	Full portfolio holdings	Daily	Performing attribution analysis and portfolio analytics

Global Trading Analytics	Certain Funds	Transactions	Quarterly	Trade cost analysis

Gresham Technologies plc	All Funds	Full portfolio holdings	Daily	Certain electronic reconciliations of portfolio holdings of the Funds

ICE Data Services	All Funds	Full portfolio holdings	Daily	Performing functions related to the liquidity classification of investments, and facilitating reporting to Natixis as disclosed previously in this section

Institutional Shareholder Services, Inc. (ISS)	Certain Funds	Full portfolio holdings	As needed	Proxy voting administration and research

KPMG LLP	All Funds	Full portfolio holdings	Annually, or more frequently as needed	Performing certain duties related to tax compliance services

KPMG Global Services Private Limited	All Funds	Full portfolio holdings	Annually, or more frequently as needed	Performing certain duties related to tax compliance services

Lipper	All Funds	Full portfolio holdings	Monthly	Industry wide services

Loomis Sayles	All Funds	Full portfolio holdings	Daily	Fund Advisor

Natixis Advisors, LLC	All Funds	Full portfolio holdings	Daily	Fund Advisor and/or Administrator

NIM-os, LLC	All Funds	Full portfolio holdings	Daily	Hosting of Portfolio Accounting and Trade Order Management and Compliance Systems, Corporate Actions, Trade Settlements, Pricing, Reconciliations

NIM-os EU	All Funds	Full portfolio holdings	Daily	Risk Analysis

OnCorps, Inc.	All Funds	Full portfolio holdings	Quarterly, or more frequently as needed	Performing certain functions related to quarterly Form N‑PORT filings and production of shareholder reports

PricewaterhouseCoopers, LLP	All Funds	Full portfolio holdings	Annually, or more frequently as needed	Funds’ independent public accountant

Qontigo	All Funds	Full portfolio holdings	Daily	Compliance testing related to the Funds’ use of derivatives

Ropes & Gray LLP	All Funds	Full portfolio holdings	As needed	Funds’ outside counsel

Stradley Ronan Stevens & Young, LLP	All Funds	Full portfolio holdings	As needed	Counsel to the independent Trustees

State Street Bank & Trust Co.	All Funds	Full portfolio holdings	Daily	Funds’ custodian, fund accounting agent, and sub‑administrator

Virtu Americas LLC	Certain Funds	Full portfolio holdings	Daily	Trade cost analysis
These entities may in turn disclose portfolio holdings information to their affiliates and third parties. Although each Trust may enter into written confidentiality agreements, in other circumstances, the obligation to keep information confidential may be based on common law, professional or statutory duties of confidentiality. Common law, professional or statutory duties of confidentiality, including the duty not to trade on the information, may not be as clearly delineated and may be more difficult to enforce than contractual duties. The Board exercises oversight of the disclosure of portfolio holdings by, among other things, receiving and reviewing reports from the Funds’ chief compliance officer regarding any material issues concerning the Funds’ disclosure of portfolio holdings as well as periodic reports on the persons receiving portfolio holdings information as described above. Notwithstanding the above, there is no assurance that the Funds’ policies on the sharing of portfolio holdings information will protect the Funds from the potential misuse of holdings by individuals or firms in possession of that information.

Other registered investment companies that are advised by the Adviser may be subject to different portfolio holdings disclosure policies, and neither the Adviser nor the Board exercises control over such policies or disclosure. In addition, separate account clients of the Adviser have access to their portfolio holdings and are not subject to each Fund’s portfolio holdings disclosure policies. Some of the funds that are advised by the Adviser and some of the separate accounts managed by the Adviser may have investment objectives and strategies that are substantially similar or identical to the Funds’, and therefore potentially substantially similar, and in certain cases nearly identical, portfolio holdings as certain Funds. As a result, it is possible that other market participants may be able to use such information for their own benefit, which could negatively impact the Funds’ execution of purchase and sale transactions and, as a result, Fund performance.
In addition, any disclosures of portfolio holdings information by a Fund or an Adviser must be consistent with the anti-fraud provisions of the federal securities laws, a Fund’s and the Adviser’s fiduciary duty to shareholders, and a Fund’s code of ethics. Each Fund’s policies expressly prohibit the sharing of portfolio holdings information if the Fund, an Adviser, or any other affiliated party receives compensation or other consideration in connection with such arrangement. The term “consideration” includes any agreement to maintain assets in a Fund or in other funds or accounts managed by an Adviser and/or by any affiliated person of the Adviser, but shall not include the provision of “seed capital” by an Adviser or its affiliate.